Investment in Affiliates - Navios Midstream (Details) $ in Thousands	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2018 shares	Oct. 13, 2014	Dec. 13, 2018 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Investments In And Advances To Affiliates [Line Items]
Equity/ (loss) in net earnings of affiliated companies				$ 2,948	$ (61,284)	$ (46,657)
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
General partner interest		2.00%
Dividends received from affiliates					10,053	21,301
Equity/ (loss) in net earnings of affiliated companies					$ 4,535	$ 10,265
Navios Midstream | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares	1,592,920
Conversion ratio	1
Merger Agreement with Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Business Acquisition, Effective Date of Acquisition					Dec. 13, 2018
Business Acquisition, Date of Acquisition Agreement					Oct. 07, 2018
Merger Agreement with Navios Midstream | Common Stock
Investments In And Advances To Affiliates [Line Items]
Stock for units exchange ratio			0.42
Business Acquisition, Number of shares issued | shares			3,683,284